Derivative Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Maximum amount of loss due to credit risk	$ 8,314
Maximum length of time hedged in cash flow hedges	2 years
Maximum maturity period of significant portion of forward and option contracts outstanding	12 months
Typical maturity period of other risk management derivatives	Less than 12 months
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from cash flow hedges recognized in other comprehensive (loss) income	9,460	28,504	(30,730)
Gains (losses) from cash flow hedges recognized in other comprehensive (loss) income, net of taxes	9,162	20,035	(26,108)
Foreign currency cash flow hedge, reclassified into earnings during fiscal year 2015	$ 5,280